Other liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other liabilities.
Holiday pay accrual	€ 774	€ 903
Salary	2,583	3,354
Accrued expenses	963	511
Foreign currency swaps and forwards - current		353
Other	1,451	1,103
Total other liabilities	€ 5,771	€ 6,224